OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities, Current [Abstract]
Proceeds on account of machinery and equipment to be sold as part of Arai restructuring	$ 0	$ 60,121
Tax payables	7,400	7,953
Hedging transactions payables	500	6,947
Interest payable on debt	286	253
Others	1,100	1,078
Total other current liabilities	$ 9,286	$ 76,352